Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investments [Abstract]
Equity investments accounted for using Equity Method	¥ 210,119	$ 28,786	¥ 242,997
Equity investments accounted for using the measurement alternative	503,336	68,957	539,433
Investment accounted for under fair value option	8,626	1,182	43,333
Available-for-sale debt securities under fair value	95,249	13,049	111,697
Total	¥ 817,330	$ 111,974	¥ 937,460